STOCKHOLDERS' EQUITY (Tables)	9 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Schedule of Stockholders Equity [Table Text Block]

During the Current YTD, the Company issued shares of Common Stock, as follows:

Description	Shares Of Common Stock
Common Shares issued in lieu of cash in payment of Preferred Share Derivative Interest	1,512,272

Common Shares issued pursuant to the conversion of Series B, Series C and Series E Preferred Share derivatives	13,917,061

Common Shares issued pursuant to the exercise of warrants	3,261,227

Total Common Shares issued during the Current YTD	18,690,541

Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]
Options

Options issued and outstanding as of the Current Balance Sheet Date are summarized as follows:

	Number of Options	Range of Exercise Prices
Vested Options	2,210,333	$0.06 to $2.80
Non-Vested Options	1,728,667	$0.10 to $2.25